Geological event - Alagoas (Details Narrative) - BRL (R$) R$ in Millions		12 Months Ended
	Nov. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 21, 2025
IfrsStatementLineItems [Line Items]
Reimbursement	R$ 1,200			R$ 1,700
Liability for damages	1,200
Annual installment paid	139
Description of reparation for social-environmental		the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and related to urban mobility. To date, of the 11 projects defined for urban mobility, 6 have already been completed, 3 are in progress and the remaining 2 projects are in the planning stages. Regarding the Social and Urban Action Plan ("PAS"), of the 44 planned actions, which may be changed in accordance with the authorities, 35 are under Braskem's responsibility (2 are completed and 8 are under implementation) and 9 are under of the responsibility of Municipality of Maceió, funded by the Company. The balance of the provision is R$ 793 (2024: R$1,141).
Compensation of property damages	R$ 467
Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Provision accrued amount		R$ 1,730	R$ 2,607
Alagoas State Federal Prosecution Office [Member] | Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Net of adjustment to present value		R$ 192	R$ 997